Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus:
Trading Symbol	HACK
ETFMG Prime Junior Silver ETF | ETFMG Prime Junior Silver ETF
Prospectus:
Trading Symbol	SILJ
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY
ETFMG Video Game Tech ETF | ETFMG Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR
BlueStar TA-BIGITech™ Israel Technology ETF | BlueStar TA-BIGITech Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO
Spirited Funds/ETFMG Whiskey & Spirits ETF | Spirited Funds/ETFMG Whiskey & Spirits ETF
Prospectus:
Trading Symbol	WSKY